CAPITAL STOCK - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Mar. 07, 2018	Dec. 15, 2017	Sep. 15, 2017	Jul. 17, 2017	Jun. 15, 2017	Jun. 11, 2017	Mar. 21, 2017	Dec. 31, 2016	Dec. 15, 2016	Sep. 15, 2016	Jun. 15, 2016	Mar. 21, 2016	Dec. 15, 2015	Nov. 11, 2015	Sep. 15, 2015	Jun. 15, 2015	Mar. 19, 2015
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			58,799,910	59,036,310		59,169,710		59,110,335		59,060,335	58,621,585	58,602,835	58,522,835	58,667,535		59,502,185	59,621,238	60,355,638
Number of shares outstanding (in shares)	58,799,910		58,799,910	59,036,310		59,169,710		59,110,335	59,060,335	59,060,335	58,621,585	58,602,835	58,522,835	58,667,535		59,502,185	59,621,238	60,355,638
Number of shares reserved for issuance as percentage of Company's issued and outstanding common shares	10.00%
Expiration period of awards	10 years
Directors non-officers
Disclosure of classes of share capital [line items]
Stock options vesting period	3 years
Year one | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage	33.33%
Year one | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage	25.00%
Year two | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage	33.33%
Year two | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage	25.00%
Year three | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage	33.33%
Year three | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage	25.00%
Year four | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage	25.00%
PSUs
Disclosure of classes of share capital [line items]
Number of shares earned as percentage of total shareholder return (TSR)							150.00%
Other equity instruments vesting period	3 years
Other equity instruments, vesting rights percentage	100.00%
PSUs | Bottom of range
Disclosure of classes of share capital [line items]
Number of shares earned as percentage of total shareholder return (TSR)	0.00%
PSUs | Top of range
Disclosure of classes of share capital [line items]
Number of shares earned as percentage of total shareholder return (TSR)	150.00%
DSUs
Disclosure of classes of share capital [line items]
Other equity instruments, threshold consecutive trading days	5 days
SARs
Disclosure of classes of share capital [line items]
Other equity instruments, expiration period	10 years
Weighted average exercise price of other equity instruments exercised in share-based payment arrangement (in CND per share)	$ 7.56
SARs | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments vesting period	4 years
SARs | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments vesting period	3 years
SARs | Year one | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage	25.00%
SARs | Year one | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage	25.00%
SARs | Year two | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage	25.00%
SARs | Year two | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage	25.00%
SARs | Year three | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage	25.00%
SARs | Year three | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage	25.00%
SARs | Year four | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage	25.00%
SARs | Year four | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage	25.00%
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		58,799,910
Number of shares outstanding (in shares)		58,799,910
NICB
Disclosure of classes of share capital [line items]
Number of common shares authorized for repurchase (in shares)					4,000,000										4,000,000
Number of shares remained available for repurchase (in shares)	3,512,700
NICB | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares remained available for repurchase (in shares)		3,512,700
Class A preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	0